Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value
Fair Value
4.	Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company uses the following methods and significant assumptions to estimate the fair value of each type of financial instrument.

Securities: The fair values of trading securities and investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market price of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Trust Preferred Securities which are issued by financial institutions and insurance companies were historically priced using Level 2 inputs. The decline in the level of observable inputs and market activity in this class of investments by the measurement date has been significant and resulted in unreliable external pricing. Broker pricing and bid/ask spreads, when available, vary widely. The once active market has become comparatively inactive. As such, these investments are now priced using Level 3 inputs.

The Company has developed an internal model for pricing these securities. Information such as historical and current performance of the underlying collateral, deferral/default rates, collateral coverage ratios, break in yield calculations, cash flow projections, liquidity and credit premiums required by a market participant, and financial trend analysis with respect to the individual issuing financial institutions and insurance companies, are utilized in determining individual security valuations. Due to current market conditions as well as the limited trading activity of these securities, the market value of the securities is highly sensitive to assumption changes and market volatility.

Non-rated local municipal securities which are Bond Anticipation Notes or other bonds were historically priced using level 2 inputs. The market activity for these types of instruments is localized within our own market. We are considering these to be more level 3 pricing due to the lack of certain brokers providing quotes on this type of security. The Company does obtain broker quotes as available and reviews past history of the contractual payments and financial condition of the municipalities in determining an appropriate market value for this type of security.

Common and preferred equity securities are generally priced using Level 1 or Level 2 inputs due to the market activity of these types of securities. One of the preferred securities is considered level 3 pricing due to the limited trading activity of the individual security in the market and lack of certain brokers providing quotes on this type of security. The Company does obtain available, if any broker quotes, reviews past history of contractual payments and financial condition of the corporation in determining an appropriate market value for this type of security.

Impaired Loans: Impaired commercial real estate loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $836,000, with a valuation allowance of $661,000 at December 31, 2011 resulting in an additional provision for loan losses of $563,000 for the year then ended. Impaired commercial real estate loans had a principal balance of $1.4 million with a valuation allowance of $98,000 as of December 31, 2010. Estimates of fair value used for other collateral supporting commercial loans generally is not observable in the marketplace and therefore, such valuations have been classified as Level 3. Impaired commercial loans had a principal balance of $2.0 million with a valuation allowance of $2.0 million as of December 31, 2010 resulting in an additional provision for loan losses of $1.6 million for the year then ended. This loan was charged off in April 2011. There were no impaired commercial loans outstanding at December 31, 2011.

Loan Servicing Rights: Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively based on a valuation model that calculates the present value of estimated future net servicing income.

Loans Held for Sale: Loans held for sale are carried at the lower of cost or fair value, as determined by outstanding commitments, from third party investors.

Assets measured at fair value on a recurring basis, are summarized below:

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$7,010,349	$3,004,597	$2,087,000	$1,918,752
Available for sale securities
U.S. Agency	30,577,978	—	30,577,978	—
Corporate	37,079,961	—	37,079,961	—
Trust preferreds	3,614,860	—	—	3,614,860
State and municipal	48,034,436	—	40,539,152	7,495,284
Small Business Administration	10,150,592	—	10,150,592	—
Residential mortgage-backed securities	65,838,602	—	65,838,602	—
Collateralized mortgage obligations	2,008,737	—	2,008,737	—
Total	$204,315,515	$3,004,597	$188,282,022	$13,028,896

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Trading securities
Common and preferred equities	$7,691,331	$—	$5,790,079	$1,901,252
Available for sale securities
U.S. Agency	69,145,413	—	69,145,413	—
Corporate	24,253,423	—	24,253,423	—
Trust preferreds	3,402,901	—	—	3,402,901
State and municipal	49,070,220	—	49,070,220	—
Small Business Administration	2,935,994	—	2,935,994	—
Residential mortgage-backed securities	75,192,353	—	75,192,353	—
Collateralized mortgage obligations	3,477,563	—	3,477,563	—
Total	$235,169,198	$—	$229,865,045	$5,304,153

The Bank transferred $3,004,597 in common and preferred equities from Level 2 to Level 1 during 2011. There were no transfers between Level 1 and Level 2 during 2010.

The table below presents reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011 and 2010:

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading	Trust	Municipal
	Securities	Preferreds	Securities	Total

Beginning balance, January 1, 2011	$1,901,252	$3,402,901	$—	$5,304,153
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	(19,614)	—	—	(19,614)
Other changes in fair value	37,114	—	—	37,114
Net impairment losses recognized in earnings	—	(292,090)	—	(292,090)
Included in other comprehensive income	—	803,553	—	803,553
Interest payments applied to principal	(299,504)	—	(299,504)
Purchases, sales, issuances and settlement, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	7,495,284	7,495,284
Ending balance, December 31, 2011	$1,918,752	$3,614,860	$7,495,284	$13,028,896

	Fair Value Measurements Using Significant
	Unobservable Inputs (Level 3)
	Trading		Trust
	Securities	Corporate	Preferreds	Total

Beginning balance, January 1, 2010	$2,058,843	$2,250,000	$5,920,764	$10,229,607
Total gains or losses (realized/unrealized)
Included in earnings
Interest income on securities	(39,228)	3,033	—	(36,195)
Other changes in fair value	(118,363)	—	—	(118,363)
Net impairment losses recognized in earnings	—	—	(2,309,222)	(2,309,222)
Included in other comprehensive income	—	(678,033)	60,068	(617,965)
Interest payments applied to principal	—	—	(268,709)	(268,709)
Purchases, sales, issuances and settlement, net	—	—	—	—
Transfers in and/or out of Level 3	—	(1,575,000)	—	(1,575,000)
Ending balance, December 31, 2010	$1,901,252	$—	$3,402,901	$5,304,153

Mortgage servicing rights and loans held for sale are carried at the lower of cost or fair value. There was no valuation allowance for mortgage servicing rights and loans held for sale as of December 31, 2011 and 2010, and no charges included in earnings were reported for the years then ended.

The carrying amounts and estimated fair values of financial instruments, at December 31, 2011 and December 31, 2010 are as follows:

	2011		2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:	(Amounts in thousands)
Cash and cash equivalents	$40,572	$40,572	$33,741	$33,741
Trading securities	7,010	7,010	7,691	7,691
Investment securities, available-for-sale	197,305	197,305	227,478	227,478
Investment securities, held-to-maturity	47,199	49,264	24,144	25,070
Loans held for sale	688	710	857	865
Loans receivable, net	284,919	297,488	282,573	297,342
Federal Home Loan Bank stock	2,102	N/A	2,109	N/A
Accrued interest receivable	2,227	2,227	2,455	2,455
Financial liabilities:
Deposits	$550,625	$553,670	$552,164	$560,226
Federal Home Loan Bank advances	11,000	11,260	12,000	12,308
Accrued interest payable	35	35	53	53

The methods and assumptions, not previously presented, used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, interest bearing deposits, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans or deposits that reprice frequently and fully. The method for determining the fair values for securities were described previously. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair value of debt is based on current rates for similar financing. It is not practicable to determine the fair value of Federal Home Loan Bank stock due to restrictions placed on its transferability. The fair value of off-balance-sheet items is not considered material.

Fair Value Option

The following table presents the amount of gains and losses from fair value changes included in income before income taxes for financial assets and liabilities carried at fair value for the years ended December 31, 2011, 2010 and 2009:

Changes in Fair Values for the year ended December 31, 2011
for Items Measured at Fair Value
Pursuant to Election of the Fair Value Option
Total Changes
in Fair Values
	Other			Included in
	Gains and	Interest	Interest	Current Period
	Losses	Income	Expense	Earnings

Trading securities	$ 198,632	$ (19,614)	$ -	$ 179,018

Changes in Fair Values for the year ended December 31, 2010
for Items Measured at Fair Value
Pursuant to Election of the Fair Value Option
Total Changes
in Fair Values
	Other			Included in
	Gains and	Interest	Interest	Current Period
	Losses	Income	Expense	Earnings

Trading securities	$ 103,280	$ (39,229)	$ -	$ 64,051

Changes in Fair Values for the year ended December 31, 2009
for Items Measured at Fair Value
Pursuant to Election of the Fair Value Option
Total Changes
in Fair Values
	Other			Included in
	Gains and	Interest	Interest	Current Period
	Losses	Income	Expense	Earnings

Trading securities	$ 1,725,032	$ (39,228)	$ -	$ 1,685,804